Consolidated statement of financial position Property, plant and equipment (Parenthetical) £ in Millions	12 Months Ended
Mar. 31, 2018 GBP (£)
Statement of financial position [abstract]
Increase (decrease) in property, plant and equipment	£ 28
Property, plant and equipment	39,853
Additions	3,901
Depreciation charge for the year	1,392
Disposals	45
Exchange adjustments	£ 2,428